OPERATING LEASES (Details) (USD $)	Oct. 31, 2012
Properties leased to others
Cost	$ 22,298,022
Accumulated Depreciation	6,202,712
Land and land Improvements
Cost	16,522,618
Accumulated Depreciation	$ 5,702,624